Offerings - Offering: 1	Oct. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.00001 per share
Amount Registered | shares	497,640
Proposed Maximum Offering Price per Unit	1.43
Maximum Aggregate Offering Price	$ 711,625.20
Fee Rate	0.0087%
Amount of Registration Fee	$ 61.91
Offering Note	Represents Ordinary Shares to be issued upon exercise of awards to be granted under the Second Amended and Restated 2024 Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) under the Securities Act of 1933, as amended, based on the average of the high (US$1.48) and low (US$1.37) prices for the Registrant's Class A ordinary shares on the Nasdaq Capital Market on October 27, 2026.